Fair Value Measurements (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 2,370,507	$ 1,842,424
Fair Value, Inputs, Level 3 [Member] | RPC options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 2,370,507	$ 1,842,424